SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Reportable Operating Segments
Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Location based services	Wireless communications products	Total

Year ended December 31, 2017
Revenues	169,752	64,884	234,636
Operating income	55,012	1,523	56,535
Assets	95,384	17,192	112,576
Goodwill	1,732	2,045	3,777
Expenditures for assets	9,346	681	10,027
Depreciation and amortization	10,030	328	10,358

Year ended December 31, 2016
Revenues	141,940	57,634	199,574
Operating income	44,045	3,953	47,998
Assets	84,777	15,793	100,570
Goodwill	1,562	1,844	3,406
Expenditures for assets	9,063	268	9,331
Depreciation and amortization	8,980	180	9,160

Year ended December 31, 2015
Revenues	127,683	47,945	175,628
Operating income	37,268	3,376	40,644
Assets	62,236	10,463	72,699
Goodwill	1,539	1,817	3,356
Expenditures for assets	14,478	393	14,871
Depreciation and amortization	8,636	152	8,788
Impairment of goodwill and intangible assets	-	929	929

Reconciliation of Reporting Information from Segments to Consolidated Totals
Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise’s consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2017	2016	2015

Total revenues of reportable segment and consolidated revenues	234,636	199,574	175,628

Operating income
Total operating income for reportable segments	56,535	47,998	40,644
Unallocated amounts:
Financing income, net	(989)	2,056	1,189
Consolidated income before taxes on income	55,546	50,054	41,833

Assets
Total assets for reportable segments (*)	116,353	103,976	76,055
Other unallocated amounts:
Current assets	59,412	43,874	46,119
Investments in affiliated and other companies	16,221	12,060	4,783
Property and equipment, net	15,092	10,912	8,730
Other unallocated amounts	8,081	7,197	6,316
Consolidated total assets (at year end)	215,159	178,019	142,003

Other significant items
Total expenditures for assets of reportable segments	10,027	9,331	14,871
Unallocated amounts	6,281	4,498	3,676
Consolidated total expenditures for assets	16,308	13,829	18,547

Total depreciation, amortization and impairment for reportable segments	10,358	9,160	9,717
Unallocated amounts	3,161	2,475	2,245
Consolidated total depreciation, amortization and impairment	13,519	11,635	11,962

(*)	Including goodwill.

Schedule of Revenues and Long-Lived Assets by Geographical Areas
Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2017	2016	2015

Israel	116,391	101,273	88,556
United States	8,537	8,697	7,811
Brazil	89,455	70,982	58,403
Argentina	15,211	14,772	17,324
Others	5,042	3,850	3,534
Total	234,636	199,574	175,628

	Property and equipment, net
	December 31,
(in thousands)	2017	2016	2015

Israel	16,757	11,973	9,934
United States	118	106	73
Brazil	17,969	19,188	17,228
Argentina	4,203	4,377	4,279
Total	39,047	35,644	31,514